Supplemental Information (Derivatives and Hedging - Cash Flow Hedges) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	$ (57)	$ (1,083)
Gain (loss) reclassified from AOCI into earnings	(84)	(997)
Interest Rate Contracts
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	19	(3)
Gain (loss) reclassified from AOCI into earnings	(30)	(39)
Currency Exchange Contracts
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	(77)	(1,077)
Gain (loss) reclassified from AOCI into earnings	(53)	(957)
Commodity Contracts
Summary Of Cash Flow Hedge Activity [Line Items]
Gain (loss) recognized in AOCI	1	(3)
Gain (loss) reclassified from AOCI into earnings	$ (2)	$ (1)